EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Total Equity	$ 166,194	$ 165,383
Common Share Capital | Common shares
Disclosure of classes of share capital [line items]
Total Equity	10,839	10,806
Contributed Surplus | Common shares
Disclosure of classes of share capital [line items]
Total Equity	148	114
Retained Earnings | Common shares
Disclosure of classes of share capital [line items]
Total Equity	16,665	17,066
Ownership Changes1 | Common shares
Disclosure of classes of share capital [line items]
Total Equity	5,470	5,045
Accumulated other comprehensive income | Common shares
Disclosure of classes of share capital [line items]
Total Equity	10,674	8,843
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	43,796	41,874
Common equity | Common shares | The Corporation
Disclosure of classes of share capital [line items]
Total Equity	43,796	41,874
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	4,090	4,103
Preferred equity | Preferred shares | The Corporation
Disclosure of classes of share capital [line items]
Total Equity	4,090
Non-controlling interests
Disclosure of classes of share capital [line items]
Total Equity	118,308	119,406
Non-controlling interests | Common shares
Disclosure of classes of share capital [line items]
Total Equity	113,480	114,389
Non-controlling interests | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	$ 4,828	$ 5,017